Management of financial risk (Details) - Currency risk - Discount rate - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management of financial risk
Impact on post tax profit due to increase in foreign currency	¥ 52,506	¥ 21,776	¥ 20,636
Impact on post tax profit due to decrease in foreign currency	(52,506)	(21,776)	(20,636)
Impact on other components of equity due to increase in foreign currency	618,581	326,722	240,809
Impact on other components of equity due to a decrease in foreign currency	¥ (618,581)	¥ (326,722)	¥ (240,809)